CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2026	Dec. 31, 2025
CONDENSED BALANCE SHEETS
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	294,840,885	0
Common stock, shares outstanding (in shares)	294,840,885	0